Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
4.  Income Taxes

The components of “Income from Continuing Operations Before Income Taxes” are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
United States	$731.1	$156.9	$771.0
Foreign	79.3	73.0	76.1
Total Income from Continuing Operations Before Income Taxes	$810.4	$229.9	$847.1

Components of the income tax provision applicable to continuing operations for federal and state income taxes are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Current tax provision
Federal	$241.8	$152.5	$249.0
State	32.9	19.1	23.9
Foreign	3.4	3.6	-
	278.1	175.2	272.9

Deferred tax provision
Federal	63.5	(38.6)	28.6
State	(1.0)	19.2	(8.1)
Foreign	20.7	10.6	30.6
	83.2	(8.8)	51.1
Total tax provision	$361.3	$166.4	$324.0

The difference between the statutory federal income tax rate and our effective income tax rate on income from continuing operations is summarized as follows (in millions, except percentages):

	Year Ended December 31,
	2011			2010			2009
Federal income tax	$283.6	35.0%		$80.5	35.0%		$296.5	35.0%
Increase (decrease) as a result of:
Deferred tax liability on KMI Investment in KMR	(0.8)	(0.1	) %	79.5	34.6%		-	-
State deferred tax rate change	(0.8)	(0.1	) %	17.4	7.6%		(10.4)	(1.2	) %
Taxes on foreign earnings	24.1	3.0%		14.1	6.1%		30.2	3.6%
Net effects of consolidating KMP’s U.S. income tax provision	33.8	4.2%		(23.0)	(10.0	) %	(6.4)	(0.8	) %
State income tax, net of federal benefit	26.0	3.2%		15.6	6.8%		23.2	2.7%
Adjustment to KMI’s investment in NGPL	-	-		(8.1)	(3.5	) %	-	-
Adjustment to employee benefit plan	-	-		(4.9)	(2.1	) %	-	-
Dividend received deduction	(10.1)	(1.2	) %	(10.9)	(4.8	) %	(16.9)	(2.0	) %
Other	5.5	0.6%		6.2	2.7%		7.8	0.9%
Total	$361.3	44.6%		$166.4	72.4%		$324.0	38.2%

As part of our dividend policy, after our initial public offering (See Note 10 “Stockholders’ Equity—Kinder Morgan, Inc. – Equity Interests—Initial Public Offering) we intend periodically to sell the KMR shares we receive as distributions from KMR.  Since we no longer expect to recover our investment in KMR in a tax-free manner, a deferred tax liability was recorded resulting in a $79.5 million increase to income tax expense in 2010.

Deferred tax assets and liabilities result from the following (in millions):

	December 31,
	2011	2010
Deferred tax assets
Employee benefits	$43.3	$66.3
Book accruals	16.2	11.1
Net operating loss carryforwards/tax credits	31.8	58.4
Interest rate and currency swaps	18.5	19.8
Other	11.5	13.3
Total deferred tax assets	121.3	168.9
Deferred tax liabilities
Property, plant and equipment	279.1	265.3
Investments	1,997.7	1,904.8
Book accruals	16.9	15.8
Derivative instruments	12.8	12.0
Debt adjustment	14.0	19.6
Other	5.8	8.0
Total deferred tax liabilities	2,326.3	2,225.5
Net deferred tax liabilities	$2,205.0	$2,056.6

Current deferred tax liability (asset)	$5.9	$(36.1)
Non-current deferred tax liability	2,199.1	2,092.7
Net deferred tax liabilities	$2,205.0	$2,056.6

KMP, through its corporate subsidiaries, has federal, state and foreign net operating loss carryforwards for which deferred tax assets of approximately $26.9 million have been recorded.  These net operating loss carryforwards will expire between 2014 and 2031.  We believe that KMP's subsidiaries will be able to generate sufficient taxable income in the future to utilize all of its net operating loss carryforwards.  Therefore, no valuation allowance has been recorded for the deferred tax assets associated with these net operating loss carryforwards as of December 31, 2011.

In 2010, we sold certain assets that generated a capital loss of approximately $116.0 million.  The capital loss was carried back and a current deferred tax asset of approximately $40.6 million was realized as a result of the carryback.  A refund of $40.6 million was received in 2011.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based not only on the technical merits of the tax position based on tax law, but also the past administrative practices and precedents of the taxing authority.  The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

A reconciliation of our gross unrecognized tax benefit excluding interest and penalties for the years ended December 31, 2011, 2010 and 2009 is as follows (in millions):

	2011	2010	2009
Balance at beginning of period	$52.9	$52.0	$26.2
Additions based on current year tax positions	10.8	12.5	9.9
Additions based on prior year tax positions	2.1	-	10.8
Settlements with taxing authority	-	(2.2)	14.0
Changes due to lapse in statute of limitations	(9.3)	0.6	(8.9)
Reduction for tax positions related to prior year	-	(10.0)	-
Balance at end of period	$56.5	$52.9	$52.0

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense, and as of December 31, 2011, we had $4.5 million of accrued interest and $0.7 million in accrued penalties.  As of December 31, 2010, we had $4.1 million of accrued interest and $0.6 million in accrued penalties.  As of December 31, 2009, we had $6.5 million of accrued interest and $0.8 million of accrued penalties.  All of the $56.5 million of unrecognized tax benefits, if recognized, would affect our effective tax rate in future periods.  In addition, we believe it is reasonably possible that our liability for unrecognized tax benefits will increase by $8.3 million during the next year to approximately $64.8 million.

We are subject to taxation, and have tax years open to examination for the periods 2008-2011 in the United States, 2005-2011 in Mexico, 2006-2011 in Canada, and 2005-2011 in various states.